COMMITMENTS AND CONTINGENCIES (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares
Maximum number of demands for registration of securities	3	3
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable | $	$ 7,043,750	$ 6,693,750